MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Schedule of accounting policy for financial instruments
The Company has the following financial instruments, which are classified under IFRS 9 in the table below:

Financial assets/liabilities	Classification

Cash	Amortized cost

Amounts receivable	Amortized cost

Short-term investments	Amortized cost

Accounts payable and accrued liabilities	Amortized cost

Derivative liability	FVTPL

Convertible debentures	FVTPL